RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets

	Note	Buildings	Vehicles and equipment	Total
Balance, at March 31, 2023		$79,880	$14,332	$94,212
Additions		25,411	12,567	37,978
Amortization		(21,596)	(8,060)	(29,656)
Acquisition of subsidiaries	5	4,184	1,362	5,546
Exchange and other adjustments		(2,291)	(128)	(2,419)
Balance, at March 31, 2024		$85,588	$20,073	$105,661
Additions		17,577	11,463	29,040
Amortization		(24,129)	(9,695)	(33,824)
Acquisition of subsidiaries	5	14,766	—	14,766
Exchange and other adjustments		5,000	1,648	6,648
Balance, at March 31, 2025		$98,802	$23,489	$122,291

Disclosure of quantitative information about lease liabilities

	Note	2025	2024
Balance, at April 1		$111,379	$97,249
Additions		29,040	37,978
Interest		6,048	5,473
Payments		(36,567)	(31,553)
Acquisition of subsidiaries	5	14,766	6,560
Exchange and other adjustments		4,727	(4,328)
Balance, at March 31		$129,393	$111,379
Less: current portion		32,694	27,571
		$96,699	$83,808

Disclosure of maturity analysis of finance lease payments receivable
The annual lease obligations for the next five years and thereafter are as follows:

As at	March 31, 2025
Less than one year	$36,598
One - two years	29,694
Two - three years	20,683
Three - four years	16,785
Four - five years	13,951
Due in over five years	29,605
Total undiscounted lease liabilities	$147,316